BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

21. BUSINESS COMBINATIONS

Acquisition of Guangzhou Yingyoutianxia Networks Technology Co., Ltd ("Lesdo")

On August 25, 2020, the Group acquired 100% equity interest of Lesdo, a leading location-based social networking service provider targeting the lesbian community in China. The consideration was RMB1,328,418, of which RMB805,418 were paid as of December 31, 2020.

21. BUSINESS COMBINATIONS (Continued)

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

		Estimated useful
	RMB	lives

Cash and cash equivalents	77
Intangible assets
User base	800,000	3	years
Brand name	2,100,000	10	years
Technology	1,080,000	3	years
Total assets	3,980,077
Other current liabilities	(4,711,582)
Deferred income tax liabilities	(995,000)
Goodwill	3,054,923
Total consideration	1,328,418

The amount of revenue and net loss of Lesdo included in the Company's consolidated statements of comprehensive loss from the acquisition date to December 31, 2020 were RMB61,598 and RMB1,659,448, respectively. RMB380,357 of amortization of intangible assets acquired in connection with the acquisition was included in the amount of net loss.

Pro forma results of operations for this acquisition have not been presented because they were not material to the consolidated statements of comprehensive loss for the years ended December 31, 2019 and 2020.

Acquisition of iRainbow Hong Kong Limited (“Finka”) and all of its subsidiaries and other entities under the control of Finka

On December 1, 2020, the Group acquired 100% equity interest of Finka, which is a leading gay social networking app in China targeting younger generations. The consideration was RMB237,227,055 in cash, of which RMB212,773,650 were paid as of December 31, 2020.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

		Estimated useful
	RMB	lives

Cash and cash equivalents	10,497,160
Accounts receivable	1,716,623
Other current assets	6,323,155
Intangible assets
User base	6,930,000	4	years
Brand name	36,400,000	10	years
Technology	2,380,000	3	years
Total assets	64,246,938
Accounts payable	(208,984)
Other current liabilities	(8,331,044)
Deferred income tax liabilities	(11,427,500)
Goodwill	192,947,645
Total consideration	237,227,055

21. BUSINESS COMBINATIONS (Continued)

The amount of revenue and net loss of Finka included in the Company's consolidated statements of comprehensive loss from the acquisition date to December 31, 2020 were RMB5,363,915 and RMB2,111,822, respectively. RMB513,819 of amortization of intangible assets acquired in connection with the acquisition was included in the amount of net loss.

The following unaudited pro forma consolidated financial information for the years ended December 31, 2019 and 2020 are presented as if the acquisition had occurred at January 1, 2019. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

Unaudited pro forma consolidated statements of comprehensive income (loss):

	For the Year Ended
	December 31,
	2019	2020
	RMB (Unaudited)	RMB (Unaudited)
Revenues.	834,272,237	1,116,050,615
Net loss	(44,173,251)	(209,328,440)

Goodwill, which is not tax deductible, is primarily attributable to the assembled workforce and synergies expected to be achieved from the two acquisitions. The synergies mainly come from the enhancement of the Company’s position in the LGBTQ community.